Prepaid Expenses and Other Current Assets (Details) - Schedule of Prepaid Expenses and Other Current Assets - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Prepayments to suppliers	$ 9,334,225	$ 3,564,705
Other current assets	12,855,519	699,425
Total	$ 22,189,744	$ 4,264,130